UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08437

Undiscovered Managers Funds
(Exact name of registrant as specified in charter)

245 Park Avenue
New York, New York 10167
(Address of principal executive offices) (Zip code)

John Fitzgerald
245 Park Avenue
New York, New York 10167
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: May 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds
Schedule of Portfolio Investments as of May 31, 2008
(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 96.8%
	Common Stocks — 96.8%
	Diversified — 16.6%
103	Colonial Properties Trust	2,475
72	Digital Realty Trust, Inc.	3,054
169	Duke Realty Corp.	4,344
32	DuPont Fabros Technology, Inc.	646
362	Huntingdon Real Estate Investment Trust, (Canada)	761
19	Lexington Realty Trust	298
112	Liberty Property Trust	3,983
33	Vornado Realty Trust	3,235

		18,796

	Health Care — 5.2%
27	Cogdell Spencer, Inc.	483
84	HCP, Inc.	2,888
53	Ventas, Inc.	2,507

		5,878

	Hotels — 5.1%
77	Hospitality Properties Trust	2,389
194	Host Hotels & Resorts, Inc.	3,331

		5,720

	Industrial — 10.6%
58	AMB Property Corp.	3,442
55	DCT Industrial Trust, Inc.	532
59	First Potomac Realty Trust (m)	1,025
113	ProLogis	7,017

		12,016

	Multifamily — 12.8%
76	American Campus Communities, Inc.	2,321
95	Apartment Investment & Management Co.	3,760
15	AvalonBay Communities, Inc.	1,518
67	Camden Property Trust	3,286
11	Education Realty Trust, Inc.	142
2	Essex Property Trust, Inc.	215
34	Post Properties, Inc.	1,192
80	UDR, Inc.	1,984

		14,418

	Office — 11.5%
34	Alexandria Real Estate Equities, Inc.	3,525
44	Boston Properties, Inc.	4,291
82	Brandywine Realty Trust	1,537
52	Kilroy Realty Corp.	2,819
14	Mack-Cali Realty Corp.	537
17	Maguire Properties, Inc.	264

		12,973

	Regional Malls — 15.1%
58	CBL & Associates Properties, Inc.	1,529
30	General Growth Properties, Inc.	1,235
42	Macerich Co. (The)	2,983
22	Pennsylvania Real Estate Investment Trust	601
108	Simon Property Group, Inc.	10,748

		17,096

	Shopping Centers — 15.6%
13	Cedar Shopping Centers, Inc.	157
110	Developers Diversified Realty Corp.	4,349
11	Equity One, Inc.	262
165	Kimco Realty Corp.	6,497
145	National Retail Properties, Inc.	3,293
29	Realty Income Corp.	718
71	Weingarten Realty Investors	2,453

		17,729

	Storage — 4.3%
47	Public Storage	4,133
16	Sovran Self Storage, Inc.	698

		4,831

	Total Long-Term Investments (Cost $99,035)	109,457

SHARES

	Short-Term Investment — 3.0%
	Investment Company — 3.0%
3,340	JPMorgan Prime Money Market Fund, Institutional Class (b) (Cost $3,340)	3,340

	Total Investments — 99.8% (Cost $102,375)	112,797
	Other Assets in Excess of Liabilities — 0.2%	213

	NET ASSETS — 100.0%	$113,010

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS :

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,285
Aggregate gross unrealized depreciation	(3,863)

Net unrealized appreciation/depreciation	10,422

Federal income tax cost of investments	$102,375

Undiscovered Managers Behavioral Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 100.2%
	Common Stocks — 100.2%
	Aerospace & Defense — 1.6%
27	Triumph Group, Inc.	1,698

	Biotechnology — 3.5%
49	Martek Biosciences Corp. (a)	1,839
19	United Therapeutics Corp. (a)	1,843

		3,682

	Commercial Services & Supplies — 4.8%
30	Brink’s Co. (The)	2,189
65	Copart, Inc. (a)	2,917

		5,106

	Communications Equipment — 7.7%
67	Ciena Corp. (a)	2,041
164	Harmonic, Inc. (a)	1,581
135	Starent Networks Corp. (a)	2,362
127	Tekelec (a)	2,126

		8,110

	Diversified Consumer Services — 3.2%
59	DeVry, Inc.	3,377

	Electrical Equipment — 4.2%
40	Energy Conversion Devices, Inc. (a)	2,545
71	GrafTech International Ltd. (a)	1,880

		4,425

	Electronic Equipment & Instruments — 2.7%
102	Cognex Corp.	2,833

	Energy Equipment & Services — 2.2%
35	Gulfmark Offshore, Inc. (a)	2,350

	Health Care Equipment & Supplies — 8.7%
18	Intuitive Surgical, Inc. (a)	5,196
56	Masimo Corp. (a)	1,949
66	STERIS Corp.	2,009

		9,154

	Health Care Providers & Services — 2.0%
32	Universal Health Services, Inc., Class B	2,100

	Hotels, Restaurants & Leisure — 5.1%
30	Bally Technologies, Inc. (a)	1,337
53	CEC Entertainment, Inc. (a)	1,923
41	Panera Bread Co., Class A (a)	2,113

		5,373

	Household Durables — 1.9%
51	Tupperware Brands Corp.	1,969

	Internet & Catalog Retail — 5.6%
44	priceline.com, Inc., Zero Coupon, (a)	5,867

	Internet Software & Services — 5.5%
22	Equinix, Inc. (a)	2,120
93	ValueClick, Inc. (a)	1,860
100	Websense, Inc. (a)	1,761

		5,741

	Life Sciences Tools & Services — 6.2%
51	Illumina, Inc. (a)	3,971
55	Invitrogen Corp. (a)	2,546

		6,517

	Machinery — 4.0%
40	Gardner Denver, Inc. (a)	2,111
20	Lindsay Corp.	2,069

		4,180

	Media — 2.6%
82	Marvel Entertainment, Inc. (a)	2,790

	Multiline Retail — 1.9%
55	Dollar Tree, Inc. (a)	2,011

	Pharmaceuticals — 2.9%
84	Perrigo Co.	3,072

	Semiconductors & Semiconductor Equipment — 8.6%
57	Amkor Technology, Inc. (a)	603
167	Integrated Device Technology, Inc. (a)	1,880
305	LSI Corp. (a)	2,217
61	NetLogic Microsystems, Inc. (a)	2,296
216	ON Semiconductor Corp. (a)	2,133

		9,129

	Software — 6.7%
53	ANSYS, Inc. (a)	2,516
47	Concur Technologies, Inc. (a)	1,712
87	Sybase, Inc. (a)	2,780

		7,008

	Specialty Retail — 1.9%
59	Children’s Place Retail Stores, Inc. (The) (a)	2,020

Undiscovered Managers Behavioral Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Textiles, Apparel & Luxury Goods — 4.9%
13	Deckers Outdoor Corp. (a)	1,709
72	Warnaco Group, Inc. (The) (a)	3,489

		5,198

	Wireless Telecommunication Services — 1.8%
86	Syniverse Holdings, Inc. (a)	1,846

	Total Long-Term Investments (Cost $82,653)	105,556

SHARES

	Short-Term Investment — 0.4%
	Investment Company — 0.4%
380	JPMorgan Prime Money Market Fund, Institutional Class (b) (Cost $380)	380

	Total Investments — 100.6% (Cost $83,033)	105,936
	Liabilities in Excess of Other Assets — (0.6)%	(587)

	NET ASSETS — 100.0%	$105,349

Percentages indicated are based on net assets.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,801
Aggregate gross unrealized depreciation	(898)

Net unrealized appreciation/depreciation	$22,903

Federal income tax cost of investments	$83,033

ABBREVIATIONS AND DEFINITIONS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 100.8%
	Common Stocks — 100.8%
	Capital Markets — 2.5%
72	Apollo Investment Corp.	1,291
24	Investment Technology Group, Inc. (a)	1,015

		2,306

	Chemicals — 1.0%
47	Hercules, Inc.	959

	Commercial Banks — 11.8%
73	AMCORE Financial, Inc.	715
18	Bancorp, Inc. (The) (a)	194
10	Banner Corp.	176
54	Capitol Bancorp Ltd.	839
225	Citizens Republic Bancorp, Inc.	1,249
32	City Holding Co.	1,384
156	Colonial BancGroup, Inc. (The)	956
49	Harleysville National Corp.	660
71	Mercantile Bank Corp.	597
107	Midwest Banc Holdings, Inc.	939
12	Park National Corp.	870
241	South Financial Group, Inc. (The)	1,327
83	Temecula Valley Bancorp, Inc.	498
29	Western Alliance Bancorp (a)	303

		10,707

	Commercial Services & Supplies — 1.4%
110	RSC Holdings, Inc. (a)	1,290

	Communications Equipment — 5.4%
51	Adtran, Inc.	1,269
60	Avocent Corp. (a)	1,187
76	Dycom Industries, Inc. (a)	1,298
373	Extreme Networks, Inc. (a)	1,212

		4,966

	Construction & Engineering — 1.2%
30	Granite Construction, Inc.	1,079

	Diversified Consumer Services — 3.1%
79	Career Education Corp. (a)	1,436
103	Jackson Hewitt Tax Service, Inc.	1,445

		2,881

	Electric Utilities — 1.9%
31	Allegheny Energy, Inc.	1,708

	Electrical Equipment — 1.1%
14	General Cable Corp. (a)	970

	Electronic Equipment & Instruments — 2.8%
20	Littelfuse, Inc. (a)	771
48	MTS Systems Corp.	1,801

		2,572

	Energy Equipment & Services — 6.3%
26	Hercules Offshore, Inc. (a)	882
199	Newpark Resources, Inc. (a)	1,399
101	Parker Drilling Co. (a)	900
13	SEACOR Holdings, Inc. (a)	1,130
70	Tetra Technologies, Inc. (a)	1,505

		5,816

	Food Products — 6.8%
41	Chiquita Brands International, Inc. (a)	1,003
54	Dean Foods Co. (a)	1,181
140	Del Monte Foods Co.	1,221
38	McCormick & Co., Inc. (Non-Voting)	1,443
26	Sanderson Farms, Inc.	1,313

		6,161

	Gas Utilities — 1.7%
60	Southern Union Co.	1,596

	Health Care Equipment & Supplies — 1.5%
46	STERIS Corp.	1,376

	Health Care Providers & Services — 4.3%
217	Health Management Associates, Inc., Class A (a)	1,684
47	Health Net, Inc. (a)	1,448
97	LCA-Vision, Inc.	803

		3,935

	Hotels, Restaurants & Leisure — 2.0%
25	CEC Entertainment, Inc. (a)	894
120	Ruby Tuesday, Inc.	897

		1,791

	Insurance — 3.8%
135	Conseco, Inc. (a)	1,570
20	Presidential Life Corp.	347
38	Zenith National Insurance Corp.	1,529

		3,446

	Internet Software & Services — 3.6%
191	EarthLink, Inc. (a)	1,829
50	WebMD Health Corp., Class A (a)	1,508

		3,337

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	IT Services — 7.8%
83	Broadridge Financial Solutions, Inc.	1,874
91	Convergys Corp. (a)	1,461
31	Fidelity National Information Services, Inc.	1,253
49	Gartner, Inc. (a)	1,061
56	Heartland Payment Systems, Inc.	1,435

		7,084

	Media — 2.8%
34	DreamWorks Animation SKG, Inc., Class A (a)	1,083
44	Marvel Entertainment, Inc. (a)	1,490

		2,573

	Metals & Mining — 1.2%
30	Commercial Metals Co.	1,095

	Oil, Gas & Consumable Fuels — 1.9%
61	Alon USA Energy, Inc.	934
31	Tesoro Corp.	770

		1,704

	Personal Products — 2.5%
13	Chattem, Inc. (a)	821
137	Prestige Brands Holdings, Inc. (a)	1,495

		2,316

	Pharmaceuticals — 4.0%
69	Par Pharmaceutical Cos., Inc. (a)	1,257
63	Sciele Pharma, Inc. (a)	1,390
102	ViroPharma, Inc. (a)	979

		3,626

	Real Estate Investment Trusts (REITs) — 3.1%
31	CapLease, Inc.	254
53	Franklin Street Properties Corp.	775
41	Inland Real Estate Corp.	648
85	Kite Realty Group Trust	1,188

		2,865

	Road & Rail — 1.0%
66	Avis Budget Group, Inc. (a)	916

	Software — 7.1%
60	ACI Worldwide, Inc. (a)	1,046
57	Fair Isaac Corp.	1,447
69	Informatica Corp. (a)	1,233
154	Lawson Software, Inc. (a)	1,339
113	MSC.Software Corp. (a)	1,402

		6,467

	Specialty Retail — 2.4%
71	Charlotte Russe Holding, Inc. (a)	1,325
43	Rent-A-Center, Inc. (a)	908

		2,233

	Textiles, Apparel & Luxury Goods — 1.8%
16	Columbia Sportswear Co.	710
55	Jones Apparel Group, Inc.	928

		1,638

	Thrifts & Mortgage Finance — 3.0%
113	Franklin Bank Corp. (a)	115
109	MGIC Investment Corp.	1,307
101	NewAlliance Bancshares, Inc.	1,353

		2,775

	Total Investments — 100.8% (Cost $92,087)	92,188

	Liabilities in Excess of Other Assets — (0.8)%	(687)

	NET ASSETS — 100.0%	$91,501

Percentages indicated are based on net assets.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,098
Aggregate gross unrealized depreciation	(13,997)

Net unrealized appreciation/depreciation	$101

Federal income tax cost of investments	$92,087

ABBREVIATIONS AND DEFINITIONS :

(a)	Non-income producing security.

Undiscovered Managers Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 98.9%
	Common Stocks — 98.0%
	Aerospace & Defense — 1.4%
9	BE Aerospace, Inc. (a)	322
21	Hexcel Corp. (a)	547

		869

	Air Freight & Logistics — 0.5%
2	Forward Air Corp.	70
8	Hub Group, Inc., Class A (a)	281

		351

	Auto Components — 0.3%
20	Raser Technologies, Inc. (a)	216

	Biotechnology — 12.1%
121	Cell Genesys, Inc. (a)	428
33	Cephalon, Inc. (a)	2,241
92	Cubist Pharmaceuticals, Inc. (a)	1,745
71	CV Therapeutics, Inc. (a)	626
30	Human Genome Sciences, Inc. (a)	179
212	Medarex, Inc. (a)	1,847
41	Metabolix, Inc. (a)	457
55	Tercica, Inc. (a)	233

		7,756

	Capital Markets — 4.3%
10	Affiliated Managers Group, Inc. (a)	1,024
8	FCStone Group, Inc. (a)	297
12	Greenhill & Co., Inc.	699
11	Jefferies Group, Inc.	200
15	RiskMetrics Group, Inc. (a)	303
8	Waddell & Reed Financial, Inc., Class A	286

		2,809

	Chemicals — 1.4%
10	ADA-ES, Inc. (a)	93
14	Hercules, Inc.	285
11	Intrepid Potash, Inc. (a)	517

		895

	Commercial Banks — 3.2%
29	Cascade Bancorp	253
14	Columbia Bancorp	157
21	East West Bancorp, Inc.	277
21	Glacier Bancorp, Inc.	426
30	Sterling Financial Corp.	268
133	UCBH Holdings, Inc.	646

		2,027

	Commercial Services & Supplies — 1.6%
28	Fuel Tech, Inc. (a)	713
22	Knoll, Inc.	323

		1,036

	Communications Equipment — 9.3%
57	Acme Packet, Inc. (a)	510
128	Polycom, Inc. (a)	3,183
115	Riverbed Technology, Inc. (a)	2,062
30	ShoreTel, Inc. (a)	163

		5,918

	Computers & Peripherals — 0.7%
54	Immersion Corp. (a)	464

	Diversified Consumer Services — 0.6%
2	Strayer Education, Inc.	380

	Diversified Financial Services — 1.0%
18	MSCI, Inc., Class A (a)	651

	Electrical Equipment — 2.3%
11	A.O. Smith Corp.	412
85	Evergreen Solar, Inc. (a)	883
2	Sunpower Corp., Class A (a)	180

		1,475

	Electronic Equipment & Instruments — 1.2%
10	IPG Photonics Corp. (a)	207
39	Universal Display Corp. (a)	595

		802

	Energy Equipment & Services — 3.0%
6	Atwood Oceanics, Inc. (a)	632
18	Cal Dive International, Inc. (a)	249
4	Complete Production Services, Inc. (a)	123
14	Hercules Offshore, Inc. (a)	485
12	Tesco Corp., (Canada) (a)	417

		1,906

	Food & Staples Retailing — 1.2%
26	Whole Foods Market, Inc.	742

	Health Care Equipment & Supplies — 4.5%
15	Abiomed, Inc. (a)	216
32	ArthroCare Corp. (a)	1,402
27	Hologic, Inc. (a)	654

Undiscovered Managers Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Health Care Equipment & Supplies — Continued
45	OraSure Technologies, Inc. (a)	246
28	TranS1, Inc. (a)	393

		2,911

	Health Care Providers & Services — 1.3%
11	Psychiatric Solutions, Inc. (a)	383
32	Sun Healthcare Group, Inc. (a)	464

		847

	Hotels, Restaurants & Leisure — 2.0%
10	Chipotle Mexican Grill, Inc., Class A (a)	951
11	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	106
7	Red Robin Gourmet Burgers, Inc. (a)	218

		1,275

	Independent Power Producers & Energy Traders — 0.4%
6	Ormat Technologies, Inc.	286

	Internet & Catalog Retail — 3.0%
8	Blue Nile, Inc. (a)	437
47	Gaiam, Inc., Class A (a)	724
52	Shutterfly, Inc. (a)	754

		1,915

	Internet Software & Services — 3.0%
12	comScore, Inc. (a)	292
92	Marchex, Inc., Class B	1,214
17	Omniture, Inc. (a)	407

		1,913

	IT Services — 0.4%
8	Euronet Worldwide, Inc. (a)	152
5	Heartland Payment Systems, Inc.	132

		284

	Life Sciences Tools & Services — 2.0%
89	Affymetrix, Inc. (a)	1,070
4	Varian, Inc. (a)	194

		1,264

	Machinery — 3.4%
12	Chart Industries, Inc. (a)	498
12	Colfax Corp. (a)	288
12	Dynamic Materials Corp.	538
9	Kaydon Corp.	563
6	Wabtec Corp.	265

		2,152

	Media — 0.8%
63	Martha Stewart Living
	Omnimedia, Inc., Class A (a)	544

	Metals & Mining — 0.5%
7	RTI International Metals, Inc. (a)	314

	Oil, Gas & Consumable Fuels — 2.5%
13	Arena Resources, Inc. (a)	636
16	Holly Corp.	675
85	Kodiak Oil & Gas Corp. (a)	309

		1,620

	Paper & Forest Products — 0.1%
3	Neenah Paper, Inc.	68

	Personal Products — 0.8%
27	Bare Escentuals, Inc. (a)	546

	Pharmaceuticals — 0.6%
16	Medicis Pharmaceutical Corp., Class A	378

	Real Estate Investment Trusts (REITs) — 0.4%
4	Nationwide Health Properties, Inc.	147
2	Washington Real Estate Investment Trust	81

		228

	Real Estate Management & Development — 0.6%
148	Meruelo Maddux Properties, Inc. (a)	414

	Semiconductors & Semiconductor Equipment — 8.9%
60	Advanced Analogic Technologies, Inc. (a)	421
42	Brooks Automation, Inc. (a)	426
12	FEI Co. (a)	279
73	MEMSIC, Inc. (a)	366
74	ON Semiconductor Corp. (a)	736
324	RF Micro Devices, Inc. (a)	1,296
45	Rudolph Technologies, Inc. (a)	453
103	Skyworks Solutions, Inc. (a)	1,068
110	TriQuint Semiconductor, Inc. (a)	734

		5,779

Undiscovered Managers Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2008 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — Continued
	Software — 7.4%
12	Advent Software, Inc. (a)	533
28	CommVault Systems, Inc. (a)	482
7	Digimarc Corp. (a)	72
10	Jack Henry & Associates, Inc.	231
108	Red Hat, Inc. (a)	2,618
76	Wind River Systems, Inc. (a)	826

		4,762

	Specialty Retail — 1.7%
22	hhgregg, Inc. (a)	236
22	J Crew Group, Inc. (a)	801
3	Zumiez, Inc. (a)	67

		1,104

	Textiles, Apparel & Luxury Goods — 7.0%
126	Crocs, Inc. (a)	1,290
1	Deckers Outdoor Corp. (a)	150
10	Lululemon Athletica, Inc., (Canada) (a)	310
14	Phillips-Van Heusen Corp.	627
221	Quiksilver, Inc. (a)	1,885
9	True Religion Apparel, Inc. (a)	217

		4,479

	Trading Companies & Distributors — 0.2%
8	Interline Brands, Inc. (a)	139

	Water Utilities — 1.1%
59	Cascal N.V., (United Kingdom) (a)	682

	Wireless Telecommunication Services— 1.3%
59	Clearwire Corp., Class A (a)	836

	Total Common Stocks (Cost $53,635)	63,037

	Convertible Preferred Stock — 0.9%

	Commercial Banks — 0.9%
1	East West Bancorp, Inc., Series A, 8.00%, (Cost $539) (a) (x)	557

	Total Long-Term Investments (Cost $54,174)	63,594

	Short-Term Investment — 0.4%
	Investment Company — 0.4%
281	JPMorgan Prime Money Market Fund, Institutional Class 12/31/49 (b) (Cost $281)	281

	Total Investments — 99.3% (Cost $54,455)	63,875
	Other Assets in Excess of Liabilities — 0.7%	431

	NET ASSETS — 100.0%	$64,306

Percentages indicated are based on net assets.

As of May 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,968
Aggregate gross unrealized depreciation	(3,548)

Net unrealized appreciation/depreciation	$9,420

Federal income tax cost of investments	$54,455

ABBREVIATIONS AND DEFINITIONS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2008.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 25, 2008

By:	/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

July 25, 2008